4. Debt (Details 1) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Details 1
2017	$ 652,714	$ 765,375
2018	413,725	394,491
2019	(0)	18,311
2020
Total	$ 1,066,439	$ 843,481	$ 775,706